STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
STOCK BASED COMPENSATION
Schedule of stock-based compensation expenses

Total stock-based compensation expense recorded for employees, directors and non-employees during the three and nine months ended September 30, 2019 and 2018 was as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Research and development	$495	$38	$2,087	$88
General and administrative	724	39	2,736	92
Total stock-based compensation expense	$1,219	$78	$4,823	$180

Total stock‑based compensation expense recorded for employees, directors and non‑employees during the years ended December 31, 2017 and 2018 was as follows (in thousands):

	Year Ended
	December 31,
	2017	2018
Research and development	$—	$140
General and administrative	32	132
Total stock-based compensation expense	$32	$272

Schedule of options outstanding

The following table summarizes the information about options outstanding at September 30, 2019 (in thousands, except share and per share data):

			Weighted-Average
		Weighted-	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Term (in years)	Value
Outstanding at December 31, 2018	1,202,979	$1.35	9.14	$4,029
Options granted	2,657,628	7.34
Options exercised	(81,988)	2.77		—
Forfeited	(11,048)	4.70
Expired	—	—
Outstanding at September 30, 2019	3,767,571	$5.54	9.19	$20,860
Exercisable at September 30, 2019	1,364,658	$2.80	8.84	$11,174
Nonvested at September 30, 2019	2,402,913	$7.09	9.39	$9,686

The following table summarizes the information about options outstanding at December 31, 2018 (in thousands, except share and per share data):

			Weighted-Average
		Weighted-	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Term (in years)	Value
Outstanding at December 31, 2017	262,427	$0.90	9.09	$27
Options granted	995,633	$1.44
Options exercised	(55,081)	$0.84		33
Outstanding at December 31, 2018	1,202,979	$1.35	9.14	$4,029
Exercisable at December 31, 2018	73,692	$0.88	8.01	$282
Nonvested at December 31, 2018	1,129,287	$1.38	9.22	$3,747

Schedule of valuation assumptions

Nine Months Ended
September 30,
2019
Time to expiration (in years)	10.0
Volatility	68.54%
Risk-free interest rate	2.64%
Dividend yield	0.00%
Cost of equity	24.00%
Fair value of underlying common stock (as of valuation date)	$5.85

	Year Ended
	December 31,	December 31,
	2017	2018
Expected term (in years)	6.0	5.9
Volatility	75.06%	71.78%
Risk-free interest rate	2.09%	2.71%
Dividend yield	0.00%	0.00%